Trade Receivables and Other - Summary of Carrying Amounts of Total Trade Receivables - Net by Currency (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade receivables [line items]
Total trade receivables-net	€ 306	€ 235
Euro [member]
Trade receivables [line items]
Total trade receivables-net	124	101
U.S. Dollar [member]
Trade receivables [line items]
Total trade receivables-net	164	115
Swiss Franc [member]
Trade receivables [line items]
Total trade receivables-net	4	3
Other currencies [member]
Trade receivables [line items]
Total trade receivables-net	€ 14	€ 16